Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax computed at the federal statutory tax rate	$ (12,221)	$ (13,726)
Income tax computed at the federal statutory tax rate, Percent	21.00%	21.00%
State and local income taxes, net of federal benefit		$ (4,126)
State and local income taxes, net of federal benefit, Percent		6.30%
Tax credits	$ (1,220)	$ (4,347)
Tax credits, Percent	2.10%	6.70%
Change in valuation allowance	$ 11,966	$ 20,544
Change in valuation allowance, Percent	(20.60%)	(31.50%)
Nontaxable or nondeductible items
Other non-deductible permanent items	$ (93)	$ (31)
Other non-deductible permanent items, Percent	0.20%	0.00%
Limitation on officer compensation	$ 425
Limitation on officer compensation, Percent	(0.70%)
Stock compensation	$ 1,142	$ 607
Stock compensation, Percent	(2.00%)	(0.90%)
Changes in unrecognized tax benefits		$ 1,065
Changes in unrecognized tax benefits, Percent		(1.60%)
Other	$ 1	$ 14
Other, Percent	0.00%	0.00%
Income tax expense (benefit)	$ 0	$ 0
Income tax expense (benefit), Percent	0.00%	0.00%